Note 12 - Income Taxes and Tax Status (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	2022	2021
Tax benefit at statutory rate	$(2,061)	$(2,589)
State tax benefit	(422)	(530)
Increase in valuation allowance	2,416	3,368
Other	67	(249)
	$-	$-

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	2022	2021
Gross deferred tax assets:
Net operating loss carry-forward	$75,470	$78,600
Research and development credit carry-forward	5,356	6,028
Stock compensation	1,127	356
Patents and other	1,482	1,470
Contingent payment obligations	7,033	6,341
Fixed assets	(2)	53
Lease liabilities	1	38
	90,467	92,886
Less valuation allowance	(90,467)	(92,886)
	-	-
Gross deferred tax liabilities:
Convertible debt	-	-
	-	-
Net deferred tax asset	$-	$-

Schedule of Unrecognized Tax Benefits Roll Forward [Table Text Block]
	2022	2021
Unrecognized tax benefits – beginning of year	$653	$927
Reduction as a result of lapse of statute of limitations	(15)	(274)
Unrecognized tax benefits – end of year	$638	$653